Inventories - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Write-down of inventories to fair market value	$ 867,312	$ 932,848	$ 405,313
Discontinued Operations [Member]
Inventory Disclosure [Line Items]
Write-down of inventories to fair market value		$ 548,293	$ 42,004